Consilium Emerging Market Small Cap Fund
Consilium Emerging Market Small Cap Fund
Investment Objective
The Consilium Emerging Market Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Consilium Emerging Market Small Cap Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Consilium Emerging Market Small Cap Fund		Investor Class Shares	Institutional Class Shares
Management Fees		1.50%	1.50%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.64%	0.64%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.40%	2.15%
Less: Fee Waiver	[2]	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2]	1.96%	1.71%
[1]	The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[2]	Montage Investments, LLC (the "Adviser" or "Montage") and Consilium Investment Management LLC (the "Sub-Adviser" or "Consilium") have contractually agreed to waive all or a portion of its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.95% of the average daily net assets of the Investor Class and 1.70% of the average daily net assets of the Institutional Class. Fees waived and expenses reimbursed by the Adviser and/or Sub-Adviser may be recouped by the Adviser and/or Sub-Adviser for a period of three fiscal years following the fiscal year during which such waiver and expense reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense reimbursement occurred, and at the time of the recoupment. The amount of waived fees and reimbursed expenses that the Adviser and Sub-Adviser may respectively recoup shall not exceed the amount of fees/expenses that each individually waived/reimbursed during the preceding three fiscal years. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least one year from the effective date of the Fund's prospectus. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Consilium Emerging Market Small Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	199	707	1,241	2,703
Institutional Class Shares	174	631	1,114	2,448

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of its average portfolio value.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of issuers with market capitalizations of less than $3 billion at the time of purchase that are tied economically to emerging market countries.  The securities in which the Fund invests include common stock, preferred stocks, depositary receipts, real estate investment trusts (“REITs”), convertible securities and participation notes.  The Fund considers emerging market countries to be those countries defined as such by the World Bank, the International Finance Corporation, the United Nations, or the European Bank for Reconstruction and Development, and the countries currently included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.  Emerging market countries, which include frontier market countries that are the least developed countries even by emerging market standards, include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The Adviser and/or Sub-Adviser determines that an issuer is economically tied to an emerging market country if the issuer (i) derives at least 50% of its revenues or operating profits from goods produced or sold or services performed within that country, (ii) has at least 50% of its assets located within that country, (iii) has issued securities that trade principally within that country, or (iv) has issued securities that are included in an index generally considered representative of that country’s market.

Responsibility for the investment management of the Fund is divided between the Adviser and Consilium, an unaffiliated sub-adviser.  As part of its services to the Fund, the Adviser evaluates and recommends professional investment managers to serve as sub-advisers and makes specific portfolio investments for different asset classes comprising all or a portion the Fund’s portfolio, according to designated investment objectives, styles and strategies.  The Fund is the first fund managed by the Adviser to employ this bifurcated fund management structure, and currently has only a single sub-adviser.  In the future, however, the Adviser may manage the Fund using a multi-style, multi-manager strategy.

Utilizing this bifurcated fund management structure , the Fund is managed by an investment team, consisting of the portfolio managers of the Adviser and Sub-Adviser and their research analysts.  The investment team employs an integrated and holistic investment strategy, combining their broader global and individual country assessments with bottom up individual stock discovery and in depth company specific research, which results in a focused, non-indexed “rifle shot” approach that the investment team believes adds real value to shareholders when investing in emerging markets.  Each security considered for the Fund’s portfolio is assessed from the point of view of potential return, expected time horizon and liquidity, and is constantly monitored relative to market conditions.  Securities are selected for the Fund’s portfolio utilizing a combination of fundamental micro and macro analysis, along with a clear understanding of the liquidity in the targeted securities.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Newer Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Adviser Risk.  The Adviser and Sub-Adviser have limited experience managing a mutual fund.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Multi-Manager Risk.  While the investment styles employed by the Fund’s investment managers are intended to be complementary, they may not in fact be complementary.  A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  As a result, there may not be a correlation between such information and the market values of unsponsored depositary receipts.

Emerging Markets Risk. Emerging market countries are in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign investing generally, investments in emerging market countries have additional and heightened risks due to less stable legal, political, and business frameworks to support securities markets. These risks include smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment; less transparent and established taxation policies; higher rates and volatility of inflation; increased volatility in currency exchange rates; and more delays in settling portfolio transactions.  Because of these risk factors, the Fund’s investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed foreign markets.

Frontier Market Countries Risk.  Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified relative to emerging market countries generally.  The magnification of risks is the result of potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Participation Notes Risk.  Investments in participation notes involves the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that the participation notes seek to replicate.  The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Small-Cap and Micro-Cap Companies Risk.  Securities of small- and micro-cap companies may have greater price volatility and be less liquid than the securities of large-cap companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell them at a discount from quoted prices.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

REIT Risk.  REITs have been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Convertible Securities Risk.  Convertible securities risk is the risk that the market values of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the annual total returns from year to year for the Fund’s Institutional Class.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows how the Fund’s average annual total returns compare with a broad-based market index.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.consiliumfunds.com or by calling the Fund toll-free at (855) 572-3679.

Calendar Year Total Returns as of December 31

Best Quarter	Worst Quarter
Q2 2014 7.56%	Q3 2015 (21.77)%

Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Returns - Consilium Emerging Market Small Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Return Before Taxes	(23.43%)	(9.65%)	Dec. 30, 2013
Investor Class Shares	Investor Class Return Before Taxes	(23.65%)	(9.85%)	Dec. 30, 2013
After Taxes on Distributions | Institutional Class Shares	Institutional Class Return After Taxes on Distributions	(23.43%)	(10.12%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(13.26%)	(7.38%)
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)	(6.85%)	(2.83%)	Dec. 30, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.